PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	December 31, 2018
	Plant and equipment (1)	Mineral properties subject to depletion (3)	Mineral properties not yet subject to depletion (2)(3)(5)	Exploration and evaluation assets	Total
	$	$	$	$	$
Cost
Balance, beginning of year	545,090	393,273	121,854	91,579	1,151,796
Additions	102,275	33,371	13,771	956	150,373
Disposals	(15,485)	—	—	(1,307)	(16,792)
Costs written off	(9,998)	—	—	—	(9,998)
Change in estimate of close down and restoration provision	—	3,269	—	—	3,269
Transfers	—	33,635	(33,635)	—	—
Balance, end of year	621,882	463,548	101,990	91,228	1,278,648

Accumulated depreciation
Balance, beginning of year	(315,261)	(177,906)	—	—	(493,167)
Charge for the year	(44,772)	(61,414)	—	—	(106,186)
Disposals	12,728				12,728
Write off	9,152	—	—	—	9,152
Balance, end of year	(338,153)	(239,320)	—	—	(577,473)

Net book value at December 31, 2018	283,729	224,228	101,990	91,228	701,175

9.	PROPERTY, PLANT AND EQUIPMENT (Continued)

	December 31, 2017
	Plant and equipment (1)	Mineral properties subject to depletion(3)	Mineral properties not yet subject to depletion(2)(3)(5)	Exploration and evaluation assets(4)	Total
	$	$	$	$	$
Cost
Balance, beginning of year	509,008	306,277	133,560	92,720	1,041,565
Additions	33,738	43,118	33,589	758	111,203
Disposals	(13,555)	—	—	(1,000)	(14,555)
Impairment reversal	24,357	—	—	—	24,357
Property write downs	—	(747)	—	(899)	(1,646)
Change in estimate of close down and restoration provision	(8,458)	(670)	—	—	(9,128)
Transfers	—	45,295	(45,295)	—	—
Balance, end of year	545,090	393,273	121,854	91,579	1,151,796

Accumulated depreciation
Balance, beginning of year	(276,170)	(101,567)	—	—	(377,737)
Charge for the year	(50,915)	(76,339)	—	—	(127,254)
Disposals	11,824	—	—	—	11,824
Balance, end of year	(315,261)	(177,906)	—	—	(493,167)

Net book value at December 31, 2017	229,829	215,367	121,854	91,579	658,629

(1)	Includes assets under construction of $44,858,000 at December 31, 2018 (December 31, 2017 - $17,307,000).

(2)	Includes assets under construction of $Nil at December 31, 2018 (December 31, 2017 - $3,715,000).

(3)
We converted Inferred Mineral Resources to Mineral Reserves at our Seabee Gold Operation and correspondingly have transferred $33,635,000 (December 31, 2017 - $45,295,000) from mineral properties not yet subject to depletion to being subject to depletion.

(4)
On January 16, 2017, we entered into an option agreement with Silver One Resources Inc. ("Silver One") in respect of our Candelaria project in the United States for consideration consisting of $1,000,000 worth of Silver One shares issued on January 20, 2017, and three annual installments of $1,000,000 worth of Silver One shares. Under the terms of this agreement, Silver One has three years to evaluate the Candelaria project. On January 19, 2019, we received the third installment of $1,000,000 worth of Silver One shares.

(5)	We have changed the presentation of the Pitarrilla project in all periods presented in the tables above from exploration and evaluation assets to mineral properties not yet subject to depletion.

Impairment reversal of non-current assets

On May 31, 2017 we formed the jointly-owned Puna Operations (note 3). As a result of this transaction the operating life extension was considered to be an indicator of reversal of previous impairments that had been recognized against Pirquitas plant assets.

The maximum impairment reversal that is permitted is to return the asset balance to the carrying value at which it would have been had no previous impairments been recorded, which was $24,357,000 higher than the existing carrying value.

We determined that the fair value less cost to dispose of the cash generating unit significantly exceeded the maximum permitted impairment reversal. A discounted cash flow analysis was performed using a discount rate of 10% and the following estimated metal prices;

9.	PROPERTY, PLANT AND EQUIPMENT (Continued)

	2017	2018	2019	2020	LT
Silver / oz	$17.93	$18.72	$19.14	$19.53	$19.65
Lead / lb	$1.01	$1.03	$1.02	$0.99	$0.94
Zinc / lb	$1.27	$1.31	$1.24	$1.18	$1.06

As a result we recognized an impairment reversal of $24,357,000 in 2017.

Capital commitments and operating leases

In addition to entering into various operational commitments in the normal course of business, we had commitments of approximately $29,989,000 at December 31, 2018 (2017 - $10,207,000) for construction activities at our sites and projects.

Operating leases are recognized as an operating cost in the consolidated statements of income on a straight-line basis over the lease term. At December 31, 2018, we have operating lease commitments totaling $5,260,000 of which $513,000 is expected to be paid within a year, $2,425,000 is expected to be paid within two to five years and $2,322,000 is expected to be paid within six to ten years.